Deconsolidation of Teekay Offshore	9 Months Ended
Sep. 30, 2017
Business Combinations [Abstract]
Deconsolidation of Teekay Offshore
Deconsolidation of Teekay Offshore

On September 25, 2017, Teekay, Teekay Offshore and Brookfield finalized the Brookfield Transaction, which included, amongst others, the following:

•
Brookfield and Teekay invested $610.0 million and $30.0 million, respectively, in exchange for 244.0 million and 12.0 million common units of Teekay Offshore, respectively, and 62.4 million and 3.1 million common unit warrants (or the Brookfield Transaction Warrants), with an exercise price of $0.01 per unit, a term of seven years, and which are exercisable when Teekay Offshore's common unit volume-weighted average price is equal to or greater than $4.00 per common unit for 10 consecutive trading days until September 25, 2024;

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Brookfield acquired from Teekay a 49% interest in Teekay Offshore's general partner in exchange for $4.0 million and an option to purchase an additional 2.0% interest in Teekay Offshore's general partner from Teekay in exchange for 1.0 million of the Brookfield Transaction Warrants initially issued to Brookfield;

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Teekay Offshore repurchased and cancelled all of its outstanding Series C-1 and Series D Preferred Units at a per unit redemption value of $18.20 and $23.75 per unit, respectively, which included Teekay's investment in 1,040,000 Series D Preferred Units. The Series D tranche B Warrants to purchase Teekay Offshore common units, which were issued as part of the Series D Preferred Units on June 29, 2016, were amended to reduce the exercise price from $6.05 to $4.55 per unit; and

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Brookfield acquired from a subsidiary of Teekay, the $200 million subordinated promissory note issued by Teekay Offshore on July 1, 2016 and which Brookfield extended the maturity from 2019 to 2022, in consideration for $140.0 million and 11.4 million of the Brookfield Transaction Warrants initially issued to Brookfield.

In connection with the acquisition of the 49% interest in Teekay Offshore's general partner, TOO GP, Teekay and Brookfield entered into an amended limited liability company agreement whereby Brookfield obtained certain participatory rights in the management of TOO GP, which resulted in Teekay deconsolidating Teekay Offshore for accounting purposes on September 25, 2017. Subsequent to the closing of the Brookfield Transaction, Teekay has significant influence over Teekay Offshore and accounts for its investment in Teekay Offshore using the equity method. Teekay Offshore is a related party of Teekay, and Brookfield is not a related party of Teekay.

The following table shows the accounting impact from the deconsolidation of Teekay Offshore on September 25, 2017. On such date, the Company recognized both the net cash proceeds it received from Brookfield and the fair value of its retained interests in Teekay Offshore, including common units, warrants, and vessel charters with Teekay Offshore, and derecognized the carrying value of both Teekay Offshore’s net assets and the non-controlling interest in Teekay Offshore, with the difference between the amounts recognized and derecognized being the loss on deconsolidation.

As of September 25, 2017
Net cash proceeds received by Teekay	139,693
Fair value of common units and General Partner interest of Teekay Offshore	150,132
Fair value of warrants	36,596
Fair value of vessel charters with Teekay Offshore	16,412
Carrying value of the non-controlling interest in Teekay Offshore	1,138,275
Subtotal	1,481,108
Less:
Carrying value of Teekay Offshore's net assets on deconsolidation	(1,584,296)
Loss on deconsolidation of Teekay Offshore	(103,188)

The $150.1 million fair value of Teekay's retained investment in Teekay Offshore, consisting of approximately 14% in its outstanding common units and a 51% interest in TOO GP, was determined with reference to the market price of Teekay Offshore's common units on September 25, 2017.
Subsequent to the formation of Teekay Offshore, Teekay sold certain vessels to Teekay Offshore. Even though Teekay Offshore was not a wholly-owned subsidiary of Teekay, all of the gain or loss on sales of these vessels was fully eliminated upon consolidation. Consequently, the portion of the gain or loss attributable to Teekay’s reduced interest in the vessels was deferred. The total unrecognized net deferred gain relating to the vessels previously sold from Teekay to Teekay Offshore was $349.6 million. Upon deconsolidation of Teekay Offshore, such amount was recognized as an increase to net loss (income) attributable to non-controlling interests for the three and nine months ended September 30, 2017.
As at September 30, 2017, Teekay has recorded $123.6 million in advances to Teekay Offshore and $43.6 million in advances from Teekay Offshore in current portion of loans to equity-accounted investees and advances from affiliates, respectively, on the unaudited consolidated balance sheets.
Teekay Corporation and its wholly-owned subsidiaries directly and indirectly provide substantially all of Teekay Offshore’s commercial, technical, crew training, strategic, business development and administrative service needs. In connection with the Brookfield Transaction, Teekay has agreed to transfer to Teekay Offshore certain of Teekay’s subsidiaries that provide certain of these services and certain related personnel, commencing January 1, 2018. As at September 30, 2017, two shuttle tankers and three FSO units of Teekay Offshore were employed on long-term time-charter-out or bareboat contracts with subsidiaries of Teekay.